Loans Receivable, Net	12 Months Ended
Dec. 31, 2023
Restricted Net Assets
Loans Receivable, Net

11. Loans Receivable, Net

Loans receivable as of December 31, 2022 and 2023 consist of the following:

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Loans receivable:
-Within credit term	289,981	98,925	13,933
-Past due	269,658	267,506	37,678
Total loans receivable	559,639	366,431	51,611
Allowance for credit losses	(93,859)	(79,510)	(11,199)
Loans receivable, net	465,780	286,921	40,412

The loan interest rates range between 3.9% and 15.0% for the years ended December 31, 2022 and 2023. Majority of loans were short-term loans and recorded within loans receivables, net, and long-term loans of RMB62.0 million and RMB48.7 million were recorded in other non-current assets as of December 31, 2022 and 2023, respectively. RMB580.3 million and RMB379.3 million of the loans is secured by collateral as of December 31, 2022 and 2023 respectively. The Group also purchased past due loans from third parties with the amount of RMB64.8 million and RMB12.5 million for the years ended December 31, 2022 and 2023, respectively. The purchased past due loans of RMB13.0 million and RMB39.7 million were collected or transferred to other investors, for the years ended December 31, 2022 and 2023, respectively.

The following table presents the activity in the allowance for loan losses as of and for the years ended December 31, 2022 and 2023.

RMB
(Amount in Thousands)
Loans receivable—January 1 2022	93,926
Provisions	681
Write off	(748)
Loans receivable—December 31, 2022	93,859
Provisions	1,604
Reverse	(9,779)
Write off	(6,174)
Loans receivable—December 31, 2023	79,510